Income Taxes - Schedule of Loss Before Provision Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Domestic			$ (34,058)	$ (35,548)
Foreign			(2,363)	(4,085)
Loss before income taxes	$ (10,168)	$ (8,280)	$ (36,421)	$ (39,633)